AQR Risk Parity Fund
Fund Summary : AQR Risk Parity Fund
Investment Objective
The AQR Risk Parity Fund (the “Fund”) seeks total return. Total return consists of capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AQR Risk Parity Fund	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	none	none
Redemption fee (as a percentage of amount redeemed or exchanged, only within 60 days)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AQR Risk Parity Fund		Class I	Class N
Management Fee		0.75%	0.75%
Distribution (12b-1) fee		none	0.25%
Total Other Expenses		0.31%	0.42%
Acquired Fund Fees and Expenses		0.06%	0.06%
Total Annual Fund Operating Expenses		1.12%	1.48%
Less: Fee Waivers and/or Expense Reimbursements	[1]	(0.11%)	(0.22%)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements		1.01%	1.26%
[1]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than 0.95% for Class I Shares and 1.20% for Class N Shares (the "Fee Waiver Agreement"). This arrangement will continue at least through April 30, 2013. The Fee Waiver Agreement may only be terminated with the consent of the Board, including a majority of the Trustees of the Trust who are not "interested persons" of the Trust within the meaning of the 1940 Act and does not extend to interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses. Under the Fee Waiver Agreement, the Adviser is entitled to recapture the fees waived and/or expenses reimbursed, only to the extent that the repayment of fees and/or expenses can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed the Fund for its expenses under the Fee Waiver Agreement. In no case will the Adviser recapture any amount that would cause the aggregate operating expenses of the Fund attributable to a share class during a year in which a repayment is made to exceed the applicable limits described above.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through April 30, 2013, as discussed in Footnote No. 1 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AQR Risk Parity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	103	345	606	1,353
Class N Shares	128	446	787	1,750

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year end, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate which leads to the 66% portfolio turnover rate reported above. If these instruments were included in the calculation, the Fund would have a high portfolio turnover rate (typically greater than 300% (as discussed below under “Principal Investment Strategies of the Fund”)).

Principal Investment Strategies of the Fund
The Fund pursues its investment objective by allocating assets among major liquid asset classes (including global developed and emerging market equities, global nominal and inflation-linked government bonds, emerging market fixed income, sovereign debt, the credit spreads of mortgage-backed securities and corporate and sovereign debt, developed and emerging market currencies, and commodities). The Fund intends to gain exposure to these asset classes by investing in a portfolio of Instruments (as defined below). The Fund will generally have some level of investment in the majority of asset classes and Instruments which includes over 60 exposures globally, but there is no stated limit on the percentage of assets the Fund can invest in a particular Instrument or the percentage of assets the Fund will allocate to any one asset class, and at times the Fund may focus on a small number of Instruments or asset classes. The allocation among the different asset classes is based on the Adviser’s assessment of the risk associated with the asset class, the investment opportunity presented by each asset class, as well as the Adviser’s assessment of prevailing market conditions within the asset classes in the United States and abroad.

In allocating assets among asset classes, the Adviser follows a “risk parity” approach. The “risk parity” approach to asset allocation seeks to balance the allocation of risk across asset classes (as measured by forecasted volatility, estimated potential loss, and other proprietary measures) when building the portfolio. This means that lower risk asset classes (such as global fixed income and inflation-linked government bonds) will generally have higher notional allocations than higher risk asset classes (such as global developed and emerging market equities). A “neutral” asset allocation targets an equal risk allocation from each of the four following major risk sources: equity risk, fixed income risk, inflation risk, and credit risk. The Adviser expects to tactically vary the Fund’s allocation to the various asset classes depending on market conditions, which can cause the Fund to deviate from a “neutral” position. The desired overall risk level of the Fund may be increased or decreased by the Adviser. There can be no assurance that employing a “risk parity” approach will achieve any particular level or return or will, in fact, reduce volatility or potential loss.

Generally, the Fund gains exposure to asset classes by investing in many different types of instruments including, but not limited to: equity securities, equity futures, equity swaps, currency forwards, commodity futures, swaps on commodity futures, bond futures, swaps on bond futures, interest rate swaps, credit default swaps, credit default index swaps; inflation swaps; cash corporate and government bonds, including inflation protected government bonds, cash and cash equivalents including but not limited to money market fund shares (collectively, the “Instruments”), either by investing directly in those Instruments, or indirectly by investing in the Subsidiary (as described below) that invests in those Instruments. There is no maximum or minimum exposure to any one Instrument or any one asset class. The Fund may also invest in exchange traded funds or exchange traded notes through which the Fund can participate in the performance of one or more Instruments. The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Fund is actively managed and the Adviser will vary the Fund’s exposures to the asset classes based on the Adviser’s evaluation of investment opportunities within and across the asset classes. The Adviser will use proprietary volatility forecasting and portfolio construction methodologies to manage the Fund. Shifts in allocations among asset classes or Instruments will be determined using models based on the Adviser’s general value and momentum investment philosophy.

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed. This flexibility allows the Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund may have exposure to fixed income securities of U.S. and non-U.S. issuers of any credit quality, including securities that are unrated or are rated in the lowest credit rating categories. The Fund may have exposure to equity securities of companies of any market capitalization. There is no percentage limit on the Fund’s exposure to below investment-grade fixed income securities including emerging market fixed income securities or to small less-liquid equity securities. The Fund may have exposure in long and short positions across all of the asset classes, however, short positions will generally only be taken to hedge other investments made by the Fund. The Adviser does not anticipate that the Fund will be net short any particular market.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Fund’s use of futures contracts, forward contracts, swaps and certain other Instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s NAV to be volatile. There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Adviser expects the Fund’s NAV over short-term periods to be volatile because of the significant use of Instruments that have a leveraging effect. Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The Fund’s returns are expected to be volatile; however, the Adviser, on average, will target an annualized volatility level for the Fund of 10%. The Adviser expects that the Fund’s targeted annualized forecasted volatility will typically range between 7% and 13%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions. Actual or realized volatility can and will differ from the forecasted or target volatility described above.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at times. The 1940 Act and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its exposures.

A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not be limited to, U.S. Government securities, U.S. government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity. These cash or cash equivalent holdings serve as collateral for the positions the Fund takes and also earn income for the Fund. The Fund may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities to another party and agrees to repurchase them at a particular date and price. While the Fund normally does not engage in borrowing, leverage may be created when the Fund enters into reverse repurchase agreements, engages in futures transactions or uses certain other derivative instruments.

The Fund intends to make investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest primarily in commodity futures and swaps on commodity futures but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

CFTC Regulation Risk: Because the Fund is a registered investment company, the Fund is presently exempt from regulation as a “commodity pool” under Commodity Futures Trading Commission (“CFTC”) Rule 4.5. However, the CFTC has recently adopted amendments to CFTC Rule 4.5, which, when effective, may subject the Fund to regulation by the CFTC, and the Fund may be required to operate subject to applicable CFTC requirements, including registration, disclosure and operational requirements under the Commodity Exchange Act. Compliance with these additional requirements may increase Fund expenses. Certain of the requirements that would apply to the Fund if it becomes subject to CFTC regulation have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. The Adviser does not expect that compliance with CFTC regulations, if required, will materially adversely affect the ability of the Fund to achieve its objective.

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Credit Default Swap Agreements Risk: The Fund may enter into credit default swap agreements as a “buyer” or “seller” of credit protection. Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Derivatives Risk: The use of derivative instruments exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Emerging Market Risk: The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Foreign Investments Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
Forward and Futures Contract Risk: The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Hedging Transactions Risk: The Adviser from time to time employs various hedging techniques.

The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

High Portfolio Turnover Risk: The risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts, forward contracts, swaps and other derivative instruments. The futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Momentum Style Risk: Investing in securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

Mortgage-Backed Securities Risk: Mortgage-related and other mortgage-backed securities are subject to certain risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Exposure to mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities.

Non-Diversified Status Risk: The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Repurchase Agreements Risk: The Fund may invest in repurchase agreements. When entering into a repurchase agreement, the Fund essentially makes a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

Reverse Repurchase Agreements Risk: Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund. Furthermore, reverse repurchase agreements involve the risks that (i) the interest income earned in the investment of the proceeds will be less than the interest expense, (ii) the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase, and (iii) the market value of the securities sold will decline below the price at which the Fund is required to repurchase them. In addition, the use of reverse repurchase agreements may be regarded as leveraging.

Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.

Sovereign Debt Risk: These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. To the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund.

Swap Agreements Risk: Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

Tax Risk: In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income. The Fund will therefore restrict its income from direct investments in commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.

The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes.

TIPS and Inflation-Linked Bonds Risk: The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Fund purchases inflation-protected securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

Value Style Risk: Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Performance Information
The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results.Updated information on the Fund’s performance can be obtained by visiting http://www.aqrfunds.com.

Class I Shares—Total Returns for Year Ended December 31, 2011
The bar chart below provides an illustration of how the Fund’s performance has varied in each of the indicated calendar years.

Highest Quarterly Return	Lowest Quarterly Return
4.44% (4Q11)	-5.04% (3Q11)
During the first quarter of 2012, the Fund had a total return of 4.62% for Class I Shares.
Average Annual Total Returns for Year Ended December 31, 2011
The following table compares the Fund’s average annual total returns for Class I Shares and Class N Shares as of December 31, 2011 to the BofA Merrill Lynch 3-Month Treasury Bill Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.
Average Annual Total Returns - AQR Risk Parity Fund	One Year	Since Inception	Inception Date
Class I	5.45%	7.62%	Sep. 29, 2010
Class N	5.12%	7.27%	Sep. 29, 2010
Return After Taxes on Distributions Class I	4.61%	6.53%	Sep. 29, 2010
Return After Taxes on Distributions and Sale of Fund Shares Class I	3.48%	5.81%	Sep. 29, 2010
BofA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.10%	0.12%	Sep. 29, 2010

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.